Income tax (Schedule of Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current:
PRC	¥ 54,323
Foreign	12,422
Current income tax provision (benefit)	66,745		¥ 61,628	¥ 57,594
Deferred:
PRC	(47,519)
Foreign	(9,319)
Deferred income tax provision (benefit)	(56,838)	$ (8,128)	(40,889)	(45,591)
Total provision for income taxes	¥ 9,907	$ 1,417	¥ 20,739	¥ 12,003